Stock-based Activity (Details 3) - shares	Jun. 30, 2016	Dec. 31, 2015
Common stock reserved for future issuance		38,205,971
Equity Option [Member]
Common stock reserved for future issuance	4,679,092
Common stock reserved for exercise of warrants [Member]
Common stock reserved for future issuance	8,876,336
Restricted Stock [Member]
Common stock reserved for future issuance	1,573,898
Stock Plan [Member]
Common stock reserved for future issuance	1,521,038
Common stock reserved for conversion of preferred stock and warrants [Member]
Common stock reserved for future issuance	20,662,100